CURRENT AND NON-CURRENT PROVISIONS - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements
Balance at the beginning of the year	$ 73,081,893	$ 64,301,817
Additional provisions	2,493,968	1,047,308
Increase (decrease) in existing provisions	(19,083,499)	(1,519,800)
Payments	22,985,793	4,276,851
Reverse unused provision	(6,769,384)	(2,774,703)
Increase (decrease) due to foreign exchange differences	(7,084,605)	7,750,420
Balance at the end of the year	65,624,166	73,081,893
Litigation
Movements
Balance at the beginning of the year	73,081,893	64,301,817
Additional provisions	2,493,968	1,047,308
Increase (decrease) in existing provisions	(19,083,499)	(1,519,800)
Payments	22,985,793	4,276,851
Reverse unused provision	(6,769,384)	(2,774,703)
Increase (decrease) due to foreign exchange differences	(7,084,605)	7,750,420
Balance at the end of the year	$ 65,624,166	$ 73,081,893